8. Stock Purchase Options (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Option activity
	Number of Options	Weighted Average Exercise Price per Share

Outstanding, December 31, 2017	1,382,351	$0.30
Granted	2,660,000	$0.55
Exercised	(296,865)	$0.11
Cancelled	(25,000)	$0.65
Outstanding, June 30, 2018	3,720,486	$0.49

Exercisable, June 30, 2018	930,403	$0.35

	Number of Options	Weighted Average Exercise Price $
Outstanding, December 31, 2016	1,382,351	0.29

Outstanding, December 31, 2017	1,382,351	0.29

Exercisable, December 31, 2017	1,299,808	0.29

Schedule of warrants outstanding
	Number of Warrants	Weighted Average Exercise Price per Share

Outstanding, December 31, 2017	6,553,860	$0.45

Outstanding, June 30, 2018	6,553,860	$0.45

Exercisable, June 30, 2018	–	–

	Number of Warrants	Weighted Average Exercise Price $
Outstanding, December 31, 2016	–	–

Outstanding, December 31, 2017	6,553,860	0.45

Exercisable, December 31, 2017	–	–